Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount
Total Fee Amount	45,930.00
Total Offset Amount
Net Fee	$ 45,930.00